Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2021
Taxes Payable [Abstract]
Summary of Taxes Payable
The following is a summary of taxes payable as of December 31, 2020 and 2021:

	December 31, 2020	December 31, 2021
	RMB	RMB
VAT payables	2,830	2,058
Withholding individual income taxes for employees	1,533	2,334
Income tax payable	999	450
Others	447	722

Total	5,809	5,564